Parent company only condensed financial information (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statements of Operations and Comprehensive Income/(Loss)
Net revenues	¥ 1,158,819		$ 158,758		¥ 1,084,662	¥ 1,046,236
Operating expenses
Marketing	(47,953)		(6,570)		(40,133)	(37,772)
General and administrative	(8,888)		(1,218)		(9,710)	(11,053)
Income from operations	38,736		5,307		26,025	19,723
Other income/(expense)
Other income/(expense), net	13,371		1,832		7,496	(1,555)
Income before tax	51,538		7,061		31,650	13,867
Income tax expenses	(6,878)		(943)		(8,393)	(4,176)
Other comprehensive income:
Foreign currency translation adjustments	1,020		140		1,374	7,810
Total comprehensive income attributable to the Company's ordinary shareholders	41,877		5,737		26,029	15,511
Parent company
Condensed Statements of Operations and Comprehensive Income/(Loss)
Net revenues	11		2
Operating expenses
Marketing	(5)		(1)		(4)	(2)
General and administrative	(155)		(21)		(204)	(331)
Income from operations	(149)		(20)		(208)	(333)
Other income/(expense)
Income/(loss) from subsidiaries and consolidated VIEs	41,991		5,753		24,967	10,667
Other income/(expense), net	(483)		(67)		(591)	48
Income before tax	41,359		5,666		24,168	10,382
Income tax expenses	0	[1]	0	[1]	(1)	(2)
Net income	41,359		5,666		24,167	10,380
Other comprehensive income:
Foreign currency translation adjustments	518		71		1,862	5,131
Total comprehensive income attributable to the Company's ordinary shareholders	¥ 41,877		$ 5,737		¥ 26,029	¥ 15,511

[1]	Absolute value is less than RMB1 million or US$1 million.